RENTAL DEPOSIT	9 Months Ended
Sep. 30, 2021
RENTAL DEPOSIT
NOTE 12 - RENTAL DEPOSIT

NOTE 12 - RENTAL DEPOSIT

As of September 30, 2021, rental deposit of $268,226 is the office lease deposit with the tenancy period of 5 years, which consist of rental deposit and property management fee deposit.